SHARE-BASED COMPENSATION (Details) - Schedule of Options Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Options Granted [Line Items]
Award amount		24,120
Employees [Member]
Schedule of Options Granted [Line Items]
Award amount	0	23,234
Exercise price (in Dollars per share)		$ 60.51
Vesting period		up to 4 years
Expiration		10 years
Non-employees [Member]
Schedule of Options Granted [Line Items]
Award amount	0	886
Exercise price (in Dollars per share)		$ 60.51
Vesting period		Immediate
Expiration		10 years